Investment Objectives and Goals - Defiance AI Magnificent 10 ETF	Aug. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE AI MAGNIFICENT 10 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI Magnificent 10 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA AI Magnificent 10 Select Index (the “Index”).